PINNACLE
                                                         VARIABLE UNIVERSAL LIFE
                                                ANNUAL REPORT, December 31, 2001




DEUTSCHE VIT EAFE(R)EQUITY INDEX FUND
DEUTSCHE VIT EQUITY 500 INDEX FUND
DEUTSCHE VIT SMALL CAP INDEX FUND
JANUS ASPEN SERIES AGGRESSIVE GROWTH, SERVICE CLASS
JANUS ASPEN SERIES CAPITAL APPRECIATION, SERVICE CLASS
JANUS ASPEN SERIES WORLDWIDE GROWTH, SERVICE CLASS
THE LEGENDS FUND, INC.
         BARON SMALL CAP
         GABELLI LARGE CAP VALUE
         HARRIS BRETALL EQUITY GROWTH
         THIRD AVENUE VALUE




THIS IS ONE PART OF A THREE PART REPORT


                                                                   Columbus Life
                                                               Insurance Company

                                                          400 East Fourth Street
                                                     Cincinnati, Ohio 45201-5737

                                                            www.ColumbusLife.com


CL5.898-A (3/02)

This is one part of a three-part Annual Report. This part contains the financial statements and performance information for the following funds:

Deutsche Vit Eafe(R) Equity Index Fund
Deutsche Vit Equity 500 Index Fund
Deutsche Vit Small Cap Index Fund

Janus Aspen Series Aggressive Growth, Service Class
Janus Aspen Series Capital Appreciation, Service Class
Janus Aspen Series Worldwide Growth, Service Class
The Legends Fund, Inc.
     Baron Small Cap
     Gabelli  Large Cap Value
     Harris Bretall Equity Growth
     Third Avenue Value

Separate Account 1 of Columbus Life Insurance Company holds assets allocated to its sub-accounts by the owners of the Pinnacle Variable Universal Life contract. The assets of these sub-accounts are invested in the corresponding funds listed above. The financial statements and performance returns in this annual report are those of the corresponding funds, rather than those of the Separate Account. The performance returns do not reflect any expenses or fees of the Pinnacle Variable Universal Life contract. The returns would therefore be somewhat lower after the deduction of these expenses and fees.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Columbus Life Pinnacle Variable Universal Life is underwritten by the Columbus Life Insurance Company, Cincinnati, Ohio, and distributed by Touchstone Securities, Inc.* For more information about the Pinnacle Variable Universal Life contract or any investment option including charges and expenses, call Columbus Life at 1-800-677-9595 for a free prospectus. Read it carefully before you invest.

*A registered broker-dealer and member of the NASD and SIPC.

                                                                   Columbus Life
                                                               Insurance Company






4oo East Fourth Street   o P.O. Box 5737    o Cincinnati, Ohio 45201-5737
o (800) 677-9696    o www.ColumbusLife.com


                                                                     Underwriter
                                                     Columbus Life Insurance Co.
                                                          400 East Fourth Street
                                                          Cincinnati, Ohio 45202

                                                                     Distributor
                                                     Touchstone Securities, Inc.
                                                  221 East Fourth St., Suite 300
                                                          Cincinnati, Ohio 45202
                                                     800-638-8194 Broker-Dealers

                                             800-285-2858 Financial Institutions

                                                         Variable Service Center

                                           Columbus Life Variable Service Center
                                                                   P.O. Box 2850
                                                     Cincinnati, Ohio 45201-2850
                                                                    800-677-9595

                                                                        PINNACLE
                                                         VARIABLE UNIVERSAL LIFE
                                                ANNUAL REPORT, December 31, 2001




FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO, SERVICE CLASS 2
FIDELITY(R) VIP GROWTH PORTFOLIO, SERVICE CLASS 2
FIDELITY(R) VIP MONEY MARKET, INITIAL CLASS
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO, SERVICE CLASS 2
FIDELITY(R) VIP ASSET MANAGERSM PORTFOLIO, SERVICE CLASS 2
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO, SERVICE CLASS 2
FIDELITY(R) VIP BALANCED PORTFOLIO, SERVICE CLASS 2
FIDELITY(R) VIP MID CAP PORTFOLIO, SERVICE CLASS 2



THIS IS ONE PART OF A THREE PART REPORT


                                                                   Columbus Life
                                                               Insurance Company

                                                          400 East Fourth Street
                                                     Cincinnati, Ohio 45201-5737

                                                            www.ColumbusLife.com


CL5.898-B (3/02)

This is one part of a three-part Annual Report. This part contains the financial statements and performance information for the following funds:

         Fidelity(R) VIP Equity-Income Portfolio, Service Class 2 Fidelity(R) VIP Growth Portfolio, Service Class 2 Fidelity(R) VIP Money Market, Initial Class
         Fidelity(R) VIP Contrafund(R) Portfolio, Service Class 2 Fidelity(R) VIP Asset ManagerSM Portfolio, Service Class 2 Fidelity(R) VIP Growth & Income Portfolio, Service Class 2 Fidelity(R) VIP Balanced Portfolio, Service Class 2 Fidelity(R) VIP Mid Cap Portfolio, Service Class 2

Separate Account 1 of Columbus Life Insurance Company holds assets allocated to its sub-accounts by the owners of the Pinnacle Variable Universal Life contract. The assets of these sub-accounts are invested in the corresponding funds listed above. The financial statements and performance returns in this annual report are those of the corresponding funds, rather than those of the Separate Account. The performance returns do not reflect any expenses or fees of the Pinnacle Variable Universal Life contract. The returns would therefore be somewhat lower after the deduction of these expenses and fees.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Columbus Life Pinnacle Variable Universal Life is underwritten by the Columbus Life Insurance Company, Cincinnati, Ohio, and distributed by Touchstone Securities, Inc.* For more information about the Pinnacle Variable Universal Life contract or any investment option including charges and expenses, call Columbus Life at 1-800-677-9595 for a free prospectus. Read it carefully before you invest.

*A registered broker-dealer and member of the NASD and SIPC.

                                                                   Columbus Life
                                                               Insurance Company



4oo East Fourth Street    o P.O. Box 5737    o Cincinnati, Ohio 45201-5737
o (800) 677-9696  o www.ColumbusLife.com





                                                                     Underwriter
                                                     Columbus Life Insurance Co.

                                                          400 East Fourth Street
                                                          Cincinnati, Ohio 45202

                                                                     Distributor
                                                     Touchstone Securities, Inc.
                                                  221 East Fourth St., Suite 300
                                                          Cincinnati, Ohio 45202
                                                     800-638-8194 Broker-Dealers

                                             800-285-2858 Financial Institutions

                                                         Variable Service Center

                                           Columbus Life Variable Service Center
                                                                   P.O. Box 2850
                                                     Cincinnati, Ohio 45201-2850
                                                                    800-677-9595

                                                                        PINNACLE
                                                         VARIABLE UNIVERSAL LIFE
                                                Annual Report, December 31, 2001




MFS(R)CAPITAL OPPORTUNITIES, SERVICE CLASS
MFS(R)EMERGING GROWTH, SERVICE CLASS
MFS(R)MID CAP GROWTH, SERVICE CLASS
MFS(R)NEW DISCOVERY, SERVICE CLASS
OPPENHEIMER INTERNATIONAL GROWTH FUND/VA, SERVICE CLASS
OPPENHEIMER AGGRESSIVE GROWTH FUND/VA, SERVICE CLASS
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE CLASS
TOUCHSTONE VARIABLE SERIES TRUST
        TOUCHSTONE GROWTH/VALUE FUND
        TOUCHSTONE SMALL CAP VALUE FUND
        TOUCHSTONE ENHANCED 30 FUND
        TOUCHSTONE EMERGING GROWTH FUND
        TOUCHSTONE BOND FUND TOUCHSTONE EQUITY FUND
        TOUCHSTONE HIGH YIELD FUND
        TOUCHSTONE STANDBY INCOME FUND
        TOUCHSTONE VALUE PLUS FUND



THIS IS ONE PART OF A THREE PART REPORT

                                                                   Columbus Life
                                                               Insurance Company

                                                          400 East Fourth Street
                                                     Cincinnati, Ohio 45201-5737

                                                            www.ColumbusLife.com


CL5.898-C (3/02)

This is one part of a three-part Annual Report. This part contains the financial statements and performance information for the following funds:

MFS(R) Capital Opportunities, Service Class
MFS(R) Emerging Growth, Service Class
MFS(R) Mid Cap Growth, Service Class
MFS(R) New Discovery, Service Class
Oppenheimer International Growth Fund/VA, Service Class
Oppenheimer Aggressive Growth Fund/VA, Service Class
Oppenheimer Strategic Bond Fund/VA, Service Class
Touchstone Variable Series Trust
        Touchstone Growth/Value Fund
        Touchstone Small Cap Value Fund
        Touchstone Enhanced 30 Fund
        Touchstone Emerging Growth Fund
        Touchstone Bond Fund
        Touchstone Equity Fund
        Touchstone High Yield Fund
        Touchstone Standby Income Fund
        Touchstone Value Plus Fund

Separate Account 1 of Columbus Life Insurance Company holds assets allocated to its sub-accounts by the owners of the Pinnacle Variable Universal Life contract. The assets of these sub-accounts are invested in the corresponding funds listed above. The financial statements and performance returns in this annual report are those of the corresponding funds, rather than those of the Separate Account. The performance returns do not reflect any expenses or fees of the Pinnacle Variable Universal Life contract. The returns would therefore be somewhat lower after the deduction of these expenses and fees.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Columbus Life Pinnacle Variable Universal Life is underwritten by the Columbus Life Insurance Company, Cincinnati, Ohio, and distributed by Touchstone Securities, Inc.* For more information about the Pinnacle Variable Universal Life contract or any investment option including charges and expenses, call Columbus Life at 1-800-677-9595 for a free prospectus. Read it carefully before you invest.

*A registered broker-dealer and member of the NASD and SIPC.

                                                                   Columbus Life
                                                               Insurance Company



4oo East Fourth Street      o P.O. Box 5737    o Cincinnati, Ohio 45201-5737
o (800) 677-9696   o www.ColumbusLife.com


                                                                     Underwriter
                                                     Columbus Life Insurance Co.

                                                          400 East Fourth Street
                                                          Cincinnati, Ohio 45202

                                                                     Distributor
                                                     Touchstone Securities, Inc.
                                                  221 East Fourth St., Suite 300
                                                          Cincinnati, Ohio 45202
                                                     800-638-8194 Broker-Dealers

                                             800-285-2858 Financial Institutions

                                                         Variable Service Center

                                           Columbus Life Variable Service Center
                                                                   P.O. Box 2850
                                                     Cincinnati, Ohio 45201-2850
                                                                    800-677-9595

                                                         VARIABLE UNIVERSAL LIFE
                                                ANNUAL REPORT, December 31, 2001







A I M V.I. GROWTH FUND, SERIES I SHARES
A I M V.I. GOVERNMENT SECURITIES FUND, SERIES I SHARES

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
ALGER AMERICAN GROWTH PORTFOLIO

DEUTSCHE VIT EAFE(R)EQUITY INDEX FUND
DEUTSCHE VIT EQUITY 500 INDEX FUND
DEUTSCHE VIT SMALL CAP  INDEX FUND




THIS IS ONE PART OF A THREE PART REPORT


                                                                   Columbus Life
                                                               Insurance Company

                                                          400 East Fourth Street
                                                     Cincinnati, Ohio 45201-5737

                                                            www.ColumbusLife.com


CL5.896-A (3/02)

This is one part of a three-part Annual Report. This part contains the financial statements and performance information for the following funds:

         A I M V.I. Growth Fund, Series I Shares
         A I M V.I. Government Securities Fund, Series I Shares

         Alger American Small Capitalization Portfolio
         Alger American Growth Portfolio

         Deutsche VIT EAFE(R) Equity Index Fund
         Deutsche VIT Equity 500 Index Fund
         Deutsche VIT Small Cap Index Fund

Separate Account 1 of Columbus Life Insurance Company holds assets allocated to its sub-accounts by the owners of the Variable Universal Life contract. The assets of these sub-accounts are invested in the corresponding funds listed above. The financial statements and performance returns in this annual report are those of the corresponding funds, rather than those of the Separate Account. The performance returns do not reflect any expenses or fees of the Variable Universal Life contract. The returns would therefore be somewhat lower after the deduction of these expenses and fees.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Columbus Life Variable Universal Life is underwritten by the Columbus Life Insurance Company, Cincinnati, Ohio, and distributed by Touchstone Securities, Inc.* For more information about the Variable Universal Life contract or any investment option including charges and expenses, call Columbus Life at 1-800-677-9595 for a free prospectus. Read it carefully before you invest.

*A registered broker-dealer and member of the NASD and SIPC.

                                                                   Columbus Life
                                                               Insurance Company




4oo East Fourth Street    o P.O. Box 5737     o Cincinnati, Ohio 45201-5737
o (800) 677-9696   o www.ColumbusLife.com


                                                                     Underwriter
                                                     Columbus Life Insurance Co.

                                                          400 East Fourth Street
                                                          Cincinnati, Ohio 45202

                                                                     Distributor
                                                     Touchstone Securities, Inc.
                                                  221 East Fourth St., Suite 300
                                                          Cincinnati, Ohio 45202
                                                     800-638-8194 Broker-Dealers

                                             800-285-2858 Financial Institutions

                                                         Variable Service Center

                                           Columbus Life Variable Service Center
                                                                   P.O. Box 2850
                                                     Cincinnati, Ohio 45201-2850
                                                                    800-677-9595

                                                         VARIABLE UNIVERSAL LIFE
                                                ANNUAL REPORT, December 31, 2001







FIDELITY(R) VIP II ASSET MANAGERSM PORTFOLIO, SERVICE CLASS 2 FIDELITY(R) VIP III BALANCED PORTFOLIO, SERVICE CLASS 2 FIDELITY(R) VIP II CONTRAFUND(R) PORTFOLIO, SERVICE CLASS 2 FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO, SERVICE CLASS 2 FIDELITY(R) VIP GROWTH PORTFOLIO, SERVICE CLASS 2
FIDELITY(R) VIP III GROWTH & INCOME PORTFOLIO, SERVICE CLASS 2 FIDELITY(R) VIP III MID CAP PORTFOLIO, SERVICE CLASS 2



THIS IS ONE PART OF A THREE PART REPORT


                                                                   Columbus Life
                                                               Insurance Company

                                                          400 East Fourth Street
                                                     Cincinnati, Ohio 45201-5737

                                                            www.ColumbusLife.com



CL5.896-B (3/02)

This is one part of a three-part Annual Report. This part contains the financial statements and performance information for the following funds:

        Fidelity(R) VIP Asset ManagerSM Portfolio, Service Class 2 Fidelity(R) VIP Balanced Portfolio, Service Class 2 Fidelity(R) VIP Contrafund(R) Portfolio, Service Class 2 Fidelity(R) VIP Equity-Income Portfolio, Service Class 2 Fidelity(R) VIP Growth Portfolio, Service Class 2 Fidelity(R) VIP Growth & Income Portfolio, Service Class 2 Fidelity(R) VIP Mid Cap Portfolio, Service Class 2

Separate Account 1 of Columbus Life Insurance Company holds assets allocated to its sub-accounts by the owners of the Variable Universal Life contract. The assets of these sub-accounts are invested in the corresponding funds listed above. The financial statements and performance returns in this annual report are those of the corresponding funds, rather than those of the Separate Account. The performance returns do not reflect any expenses or fees of the Variable Universal Life contract. The returns would therefore be somewhat lower after the deduction of these expenses and fees.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Columbus Life Variable Universal Life is underwritten by the Columbus Life Insurance Company, Cincinnati, Ohio, and distributed by Touchstone Securities, Inc.* For more information about the Variable Universal Life contract or any investment option including charges and expenses, call Columbus Life at 1-800-677-9595 for a free prospectus. Read it carefully before you invest.

*A registered broker-dealer and member of the NASD and SIPC.

                                                                   Columbus Life
                                                               Insurance Company


4oo East Fourth Street      o P.O. Box 5737     o Cincinnati, Ohio 45201-5737
o (800) 677-9696   o www.ColumbusLife.com





                                                                     Underwriter
                                                     Columbus Life Insurance Co.

                                                          400 East Fourth Street
                                                          Cincinnati, Ohio 45202

                                                                     Distributor
                                                     Touchstone Securities, Inc.
                                                  221 East Fourth St., Suite 300
                                                          Cincinnati, Ohio 45202
                                                     800-638-8194 Broker-Dealers

                                             800-285-2858 Financial Institutions

                                                         Variable Service Center

                                           Columbus Life Variable Service Center
                                                                   P.O. Box 2850
                                                     Cincinnati, Ohio 45201-2850
                                                                    800-677-9595

                                                         VARIABLE UNIVERSAL LIFE
                                                ANNUAL REPORT, December 31, 2001



     MFS(R)CAPITAL OPPORTUNITIES  SERIES, SERVICE CLASS
     MFS(R)EMERGING GROWTH SERIES, INITIAL CLASS
     MFS(R)INVESTORS TRUST  SERIES, INITIAL CLASS
     MFS(R)MID CAP GROWTH SERIES, SERVICE CLASS
     MFS(R)NEW DISCOVERY SERIES, SERVICE CLASS

     PIMCO LONG-TERM U.S. GOVERNMENT BOND PORTFOLIO,
         ADMINISTRATIVE CLASS

     TOUCHSTONE BALANCED FUND
     TOUCHSTONE BOND FUND
     TOUCHSTONE EMERGING GROWTH FUND
     TOUCHSTONE ENHANCED 30 FUND
     TOUCHSTONE EQUITY FUND
     TOUCHSTONE GROWTH & INCOME FUND
     TOUCHSTONE GROWTH/VALUE FUND
     TOUCHSTONE HIGH YIELD FUND
     TOUCHSTONE INTERNATIONAL EQUITY FUND
     TOUCHSTONE MONEY MARKET FUND
     TOUCHSTONE SMALL CAP VALUE FUND
     TOUCHSTONE STANDBY INCOME FUND
     TOUCHSTONE VALUE PLUS FUND



THIS IS ONE PART OF A THREE PART REPORT

                                                                   Columbus Life
                                                               Insurance Company

                                                          400 East Fourth Street
                                                     Cincinnati, Ohio 45201-5737

                                                            www.ColumbusLife.com



CL5.896-C (3/02)

This is one part of a three-part Annual Report. This part contains the financial statements and performance information for the following funds:

        MFS(R) Capital Opportunities Series, Service Class
        MFS(R) Emerging Growth Series, Initial Class
        MFS(R) Investors Trust Series, Initial Class
        MFS(R) Mid Cap Growth Series, Service Class
        MFS(R) New Discovery Series, Service Class

        PIMCO Long-Term U.S. Government Bond Portfolio

        Touchstone Balanced Fund
        Touchstone Bond Fund
        Touchstone Emerging Growth Fund
        Touchstone Enhanced 30 Fund
        Touchstone Equity Fund
        Touchstone Growth & Income Fund
        Touchstone Growth/Value Fund
        Touchstone High Yield Fund
        Touchstone International Equity Fund
        Touchstone Money Market Fund
        Touchstone Small Cap Value Fund
        Touchstone Standby Income Fund
        Touchstone Value Plus Fund

Separate Account 1 of Columbus Life Insurance Company holds assets allocated to its sub-accounts by the owners of the Variable Universal Life contract. The assets of these sub-accounts are invested in the corresponding funds listed above. The financial statements and performance returns in this annual report are those of the corresponding funds, rather than those of the Separate Account. The performance returns do not reflect any expenses or fees of the Variable Universal Life contract. The returns would therefore be somewhat lower after the deduction of these expenses and fees.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Columbus Life Variable Universal Life is underwritten by the Columbus Life Insurance Company, Cincinnati, Ohio, and distributed by Touchstone Securities, Inc.* For more information about the Variable Universal Life contract or any investment option including charges and expenses, call Columbus Life at 1-800-677-9595 for a free prospectus. Read it carefully before you invest.

*A registered broker-dealer and member of the NASD and SIPC.

                                                                   Columbus Life
                                                               Insurance Company



4oo East Fourth Street     o P.O. Box 5737      o Cincinnati, Ohio 45201-5737
o (800) 677-9696     o www.ColumbusLife.com






                                                                     Underwriter
                                                     Columbus Life Insurance Co.

                                                          400 East Fourth Street
                                                          Cincinnati, Ohio 45202

                                                                     Distributor
                                                     Touchstone Securities, Inc.
                                                  221 East Fourth St., Suite 300
                                                          Cincinnati, Ohio 45202
                                                     800-638-8194 Broker-Dealers

                                             800-285-2858 Financial Institutions

                                                         Variable Service Center

                                           Columbus Life Variable Service Center
                                                                   P.O. Box 2850
                                                     Cincinnati, Ohio 45201-2850
                                                                    800-677-9595

The Semi-Annual Reports of the following investment companies are made a part hereof and incorporated herein with respect to the semi-annual report for the Columbus Life Pinnacle Variable Universal Life product.

Deutsche VIT Funds (File No. 811-07507)
         Deutsche VIT EAFE Equity Index Fund
         Deutsche VIT Equity 500 Index Fund
         Deutsche VIT Small Cap Index Fund

Fidelity Variable Insurance Products Funds (File Nos. 811-03329,
811-05511, and 811-07205)
        VIP Equity-Income Portfolio-Service Class 2
        VIP Contrafund Portfolio-Service Class 2
        VIP Growth & Income Portfolio-Service Class 2
        VIP Growth Portfolio-Service Class 2
        VIP Asset Manager Portfolio-Service Class 2
        VIP Balanced Portfolio-Service Class 2
        VIP Mid Cap Portfolio-Service Class 2
        VIP Money Market Portfolio-Initial Class

Janus Aspen Series (File No. 811-07736)
         Janus Aspen Aggressive Growth Portfolio-Service Shares
         Janus Aspen Capital Appreciation Portfolio-Service Shares Janus Aspen Worldwide Growth Portfolio-Service Shares

The Legends Funds, Inc. (File No. 811-07084)
         Harris Bretall Sullivan & Smith Equity Growth Portfolio
         Third Avenue Value Portfolio
         Gabelli Large Cap Value Portfolio
         Baron Small Cap Portfolio

MFS Variable Insurance Trust (File No. 811-08326)
         MFS Emerging Growth Series-Service Class
         MFS Capital Opportunities Series-Service Class
         MFS Mid Cap Growth Series-Service Class
         MFS New Discovery Series-Service Class

Oppenheimer Variable Account Funds (File No. 811-04108)
         Oppenheimer Aggressive Growth Fund/VA-Service Class
         Oppenheimer Strategic Bond Fund/VA-Service Class

Oppenheimer's Panorama Series Fund, Inc. (File No. 811-03255)
         Oppenheimer International Growth Fund/VA-Service Class

Touchstone Variable Series Trust (File No. 811-08416)
         Touchstone Emerging Growth Fund
         Touchstone Small Cap Value Fund
         Touchstone Growth/Value Fund
         Touchstone Equity Fund
         Touchstone Enhanced 30 Fund
         Touchstone Value Plus Fund
         Touchstone High Yield Fund
         Touchstone Bond Fund
         Touchstone Standby Income Fund

The Semi-Annual Reports of the following investment companies are made a part hereof and incorporated herein with respect to the semi-annual report for the Columbus Life Variable Universal Life product.

Touchstone Variable Series Trust (File No. 811-08416)
        Touchstone International Equity Fund
        Touchstone Emerging Growth Fund
        Touchstone Small Cap Value Fund
        Touchstone Growth/Value Fund
        Touchstone Equity Fund
        Touchstone Enhanced 30 Fund
        Touchstone Value Plus Fund
        Touchstone Growth & Income Fund
        Touchstone Balanced Fund
        Touchstone High Yield Fund
        Touchstone Bond Fund
        Touchstone Standby Income Fund
        Touchstone Money Market Fund

AIM Variable Insurance Funds, Inc. (File No. 811-07452)
         AIM V.I. Growth Fund, Series I Shares
         AIM V.I. Government Securities Fund, Series I Shares

The Alger American Fund (File No. 811-05550)
         Alger American Growth Portfolio
         Alger American Small Capitalization Portfolio

Deutsche VIT Funds (File No. 811-07507)
         Deutsche VIT EAFE Equity Index Fund
         Deutsche VIT Equity 500 Index Fund
         Deutsche VIT Small Cap Index Fund

Fidelity Variable Insurance Products Funds (File Nos. 811-03329,
811-05511, and 811-07205))
        VIP Equity-Income Portfolio-Service Class 2
        VIP Contrafund Portfolio-Service Class 2
        VIP Growth & Income Portfolio-Service Class 2
        VIP Growth Portfolio-Service Class 2
        VIP Asset Manager Portfolio-Service Class 2
        VIP Balanced Portfolio-Service Class 2
        VIP Mid Cap Portfolio-Service Class 2

MFS Variable Insurance Trust (File No. 811-08326)
         MFS Emerging Growth Series-Initial Class
         MFS Investors Trust Series-Initial Class
         MFS Capital Opportunities Series-Service Class
         MFS Mid Cap Growth Series-Service Class
         MFS New Discovery Series-Service Class

PIMCO Variable Insurance Trust (File No. 811-08399)
         Long-Term U.S. Government Bond Portfolio-Administrative Class